Employee compensation and benefits - Fair value of plan assets by asset classes (Details) - Pension Plan - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	$ 25,023	$ 23,652
– equities	58	65
– derivatives	300	295
– property	855	833
– pooled investment vehicles	9,549	8,064
– other	434	278
Principal plan | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	5,964	5,864
Principal plan | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	7,863	8,253
Principal plan | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
Principal plan | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	350	421
– equities	0	0
– derivatives	350	421
– property	0	0
– pooled investment vehicles	0	0
– other	0	0
Principal plan | HSBC Bank plc | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
Principal plan | HSBC Bank plc | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
Principal plan | HSBC Bank plc | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	7,329	7,106
– equities	608	587
– derivatives	(61)	2
– property	140	103
– other	2,292	2,237
Other plans | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	3,742	3,671
Other plans | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	47	33
Other plans | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	561	473
Other plans | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	16	19
– equities	4	4
– derivatives	0	0
– property	0	0
– other	9	11
Other plans | HSBC Bank plc | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	3	4
Other plans | HSBC Bank plc | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
Other plans | HSBC Bank plc | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
Quoted market price in active market | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	13,768	13,903
– equities	0	0
– derivatives	0	0
– property	0	0
– pooled investment vehicles	0	0
– other	434	278
Quoted market price in active market | Principal plan | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	5,471	5,372
Quoted market price in active market | Principal plan | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	7,863	8,253
Quoted market price in active market | Principal plan | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
Quoted market price in active market | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5,717	6,407
– equities	608	587
– derivatives	0	(3)
– property	135	98
– other	652	1,548
Quoted market price in active market | Other plans | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	3,741	3,671
Quoted market price in active market | Other plans | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	47	33
Quoted market price in active market | Other plans | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	534	473
No quoted market price in active market | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	11,255	9,749
– equities	58	65
– derivatives	300	295
– property	855	833
– pooled investment vehicles	9,549	8,064
– other	0	0
No quoted market price in active market | Principal plan | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	493	492
No quoted market price in active market | Principal plan | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
No quoted market price in active market | Principal plan | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
No quoted market price in active market | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1,612	699
– equities	0	0
– derivatives	(61)	5
– property	5	5
– other	1,640	689
No quoted market price in active market | Other plans | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	1	0
No quoted market price in active market | Other plans | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
No quoted market price in active market | Other plans | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	$ 27	$ 0